--------------------------------------------------------------------------------

LETTER TO THE SHAREHOLDERS OF THE JPM PIERPONT NEW YORK TOTAL RETURN BOND FUND

April 30, 1997

Dear Shareholder:

We are pleased to report that, in a difficult market, The JPM Pierpont New York Total Return Bond Fund outperformed its competitors, as measured by the Lipper New York Intermediate Municipal Debt Fund Average, for the fiscal year ended March 31, 1997. In a challenging environment for municipal bond fund managers, we believe that careful credit analysis in the Fund's Portfolio helped it outperform its competitors. For the fiscal year, the Fund returned 4.19% compared with 4.04% for the Lipper Average. The Fund fell short, however, of the 5.51% one-year return of its benchmark, the Lehman Brothers New York 1-15 Year Municipal Bond Index. We feel it is important to note that this benchmark is an unmanaged index whose performance does not include fees or operating expenses, and which is not available to individual and/or institutional investors.

The Fund's net asset value decreased slightly from $10.34 per share to $10.28 at the end of the fiscal year after making distributions of $0.46 per share from ordinary income (of which $0.46 is tax exempt), $0.02 from short-term capital gains, and $0.01 from long-term capital gains. The Fund's net assets stood at $56.2 million at the end of the fiscal year, up from $50.5 million on March 31, 1996. The net assets of The New York Total Return Bond Portfolio, in which the Fund invests, totaled approximately $147.9 million at March 31, 1997.

This report features an interview with Elizabeth Augustin, a member of our tax exempt bond management team, who has primary responsibility for management of The New York Total Return Bond Portfolio, in which the Fund invests. Elizabeth discusses some of the factors that affected the Portfolio over the previous year and shares her view of the near term outlook for New York municipal investments. As always, we welcome your comments or questions. Please call J.P. Morgan Funds Services toll free at (800) 521-5411.

Sincerely yours,


/s/Evelyn E. Guernsey

Evelyn E. Guernsey
J.P. Morgan Funds Services


  TABLE OF CONTENTS

  LETTER TO THE SHAREHOLDERS . . . . .1

  FUND PERFORMANCE . . . . . . . . . .2

  PORTFOLIO MANAGER Q & A. . . . . . .3

  GLOSSARY OF TERMS  . . . . . . . . .6

  FUND FACTS AND HIGHLIGHTS. . . . . .7

  SPECIAL FUND-BASED SERVICES. . . . .8

  FINANCIAL STATEMENTS . . . . . . . 10
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
FUND PERFORMANCE

EXAMINING PERFORMANCE
There are several ways to evaluate a mutual fund's historical performance record. One approach is to look at the growth of a hypothetical investment. The minimum initial investment in the Fund is $100,000. The chart at right shows that the minimum invested in the Fund on April 11, 1994* would have grown to $117,328 at March 31, 1997.

Another way to look at performance is to review a fund's average annual total return. This figure takes the fund's actual (or cumulative) return and shows you what would have happened if the fund had achieved that return by performing at a constant rate each year. Average annual total returns represent the average yearly change of a fund's value over various time periods, typically 1, 5, or 10 years (or since inception). Total returns for periods of less than one year are not annualized and provide a picture of how a fund has performed over the short term.

GROWTH OF $100,000 SINCE FUND INCEPTION*
APRIL 11, 1994* - MARCH 31, 1997


PLOT POINTS

                     JPM PIERPONT     LEHMAN BROTHERS
                   NY TOTAL RETURN     NY 1-15 YEAR
                      BOND FUND       MUNI BOND INDEX      LIPPER
                   ---------------    ---------------    -----------
Inception            $100,000.00        $100,000.00      $100,000.00
9/30/94              $101,170.21        $101,383.77      $101,643.84
3/31/95              $105,087.42        $105,458.55      $105,237.74
9/30/95              $110,256.30        $111,409.42      $110,226.04
3/31/96              $112,609.39        $114,655.55      $112,472.51
9/30/96              $115,122.83        $117,926.19      $114,811.76
3/31/97              $117,328.36        $120,975.71      $116,996.08


PERFORMANCE                      TOTAL RETURNS    AVERAGE ANNUAL TOTAL RETURNS
                                 ---------------  ----------------------------
                                 THREE    SIX     ONE      SINCE

AS OF MARCH 31, 1997             MONTHS   MONTHS  YEAR     INCEPTION*
------------------------------------------------- ----------------------------
The JPM Pierpont New York
  Total Return Bond Fund         -0.43%   1.92%   4.19%    5.63%
Lehman Brothers New York 1-15
  Year Municipal Bond Index       0.13%   2.59%   5.51%    6.74%
Lipper New York Intermediate
  Municipal Debt Fund Average    -0.19%   1.90%   4.04%    5.44%

*4/11/94 -- COMMENCEMENT OF OPERATIONS (GROWTH AND AVERAGE ANNUAL TOTAL RETURNS BASED ON MONTH END FOLLOWING INCEPTION; AVERAGE ANNUAL RETURN SINCE ACTUAL INCEPTION IS 5.61%).
PAST PERFORMANCE IS NOT A GUARANTEE OF FUTURE RESULTS. FUND RETURNS ARE NET OF FEES AND ASSUME THE REINVESTMENT OF DISTRIBUTIONS AND REFLECT REIMBURSEMENT OF CERTAIN FUND AND PORTFOLIO EXPENSES AS DESCRIBED IN THE PROSPECTUS. THE JPM PIERPONT NEW YORK TOTAL RETURN BOND FUND INVESTS ALL OF ITS INVESTABLE ASSETS IN THE NEW YORK TOTAL RETURN BOND PORTFOLIO, A SEPARATELY REGISTERED INVESTMENT COMPANY WHICH IS NOT AVAILABLE TO THE PUBLIC BUT ONLY TO OTHER COLLECTIVE INVESTMENT VEHICLES SUCH AS THE FUND. THE LEHMAN BROTHERS NEW YORK 1-15 YEAR MUNICIPAL BOND INDEX REPRESENTS AN UNMANAGED PORTFOLIO OF SECURITIES IN WHICH INVESTORS MAY NOT DIRECTLY INVEST. LIPPER ANALYTICAL SERVICES, INC. IS A LEADING RESOURCE FOR MUTUAL FUND DATA. NO REPRESENTATION IS MADE THAT INFORMATION GATHERED FROM THESE SOURCES IS ACCURATE OR COMPLETE.

--------------------------------------------------------------------------------

PORTFOLIO MANAGER Q&A

[PHOTO]

This interview was conducted with ELIZABETH AUGUSTIN, Portfolio Manager for The New York Total Return Bond Portfolio, in which The JPM Pierpont New York Total Return Bond Fund invests. Elizabeth joined Morgan in 1983 and has extensive experience across a broad range of markets, including mortgages, convertibles, money markets, and tax exempt securities. This interview was conducted on April 24, 1997 and represents her views on that date.

ELIZABETH, WHAT ARE SOME OF THE FACTORS THAT HAVE CHARACTERIZED THE TAX EXEMPT BOND MARKET OVER THE LAST YEAR IN GENERAL, AND SPECIFICALLY IN NEW YORK?

EA: The municipal market was fairly stable over the year, with intermediate rates staying within a 60 basis point range. Municipals outperformed taxable bonds, which lost value as interest rates rose. The municipal yield curve flattened, that is, spreads narrowed between long maturity and short maturity bonds. Specifically in the New York market, bonds have appreciated relative to the general municipal market, partly as a result of their improved credit quality.

HOW DID WE POSITION THE PORTFOLIO TO RESPOND TO THESE EVENTS?

EA: The Portfolio has held positions across the yield curve, and this has been advantageous as the yield curve has flattened. Additionally, we have seen pricing anomalies develop in the intermediate part of the yield curve, which have provided attractive buying opportunities for the Fund.

    We have also had a very positive outlook on BBB-rated issues, specifically in New York, and these issues appreciated relative to other municipals.

FISCAL CONSERVATISM HAS BECOME A DRIVING FORCE, NOT ONLY AT THE FEDERAL LEVEL BUT AT THE STATE AND LOCAL LEVELS, AS WELL. GOVERNOR PATAKI WAS ELECTED, IN PART, BY RUNNING ON THIS THEME AND, SINCE BEING ELECTED, HAS ACTIVELY PROMOTED IT, WHILE MAYOR GIULIANI HAS FOLLOWED A SIMILAR COURSE IN NEW YORK CITY. HAS THIS NEW EMPHASIS BEEN BENEFICIAL FOR NEW YORK BONDHOLDERS?

EA: There has definitely been fiscal improvement. Pataki has succeeded in slowing the pace of growth in spending, and in fact, has reduced spending over the last two years. This reduction in spending has been coupled with increased revenues due to the stronger economy. This fiscal improvement has lent stability to New York State credits and thereby improved their credit quality.

    In New York City, a similar phenomenon has occurred. Giuliani has reduced expenses which has allowed a marginal decrease in taxes, and at the same time revenues have increased, due largely to improved conditions on Wall Street. As a result, retail investors are more comfortable with New York City's creditworthiness and spreads have tightened.

--------------------------------------------------------------------------------

THE STATE OF NEW YORK HAS AGREED TO TAKE OVER THE BELEAGUERED LONG ISLAND LIGHTING COMPANY (LILCO) AND, TO FINANCE THE PURCHASE, HAS PROPOSED TO ISSUE A STAGGERING $7 BILLION IN MUNICIPAL BONDS. WHAT EFFECT DO YOU EXPECT THIS TO HAVE ON THE NEW YORK MUNICIPAL MARKET?

EA: There are a number of misconceptions about this transaction that I'd like to clarify. First, the State itself is not taking over LILCO, but rather an independent State agency. Also, the $7 billion financing is not going to happen in a single issue but will be eased into the market over a period of a year to a year-and-a-half, which will substantially dampen its market impact. This deal is still being negotiated and there are many unresolved issues. Therefore, we do not expect it to come to the market until 1998, at the earliest. At this point, it's premature to make any judgment about the extent to which this will affect the New York market.

THE FUND'S BOARD OF TRUSTEES RECENTLY AGREED TO A CHANGE IN THE PORTFOLIO'S BENCHMARK FROM THE LEHMAN BROTHERS NEW YORK 1-15 YEAR MUNICIPAL BOND INDEX TO THE LEHMAN BROTHERS 1-16 YEAR MUNICIPAL BOND INDEX, ALTHOUGH THIS WILL NOT BE EFFECTIVE UNTIL APRIL 30 OF THIS YEAR. COULD YOU DISCUSS SOME OF THE REASONS FOR MAKING THIS CHANGE?

EA: When you select a benchmark for a fund, you have to consider a number of different factors in the composition of that benchmark. For a bond fund, these would include the benchmark's quality, maturity, and diversification (weightings of municipalities within the benchmark). The Lehman Brothers New York 1-15 Year Municipal Bond Index was a suitable benchmark for The New York Total Return Bond Portfolio in many respects, but its composition, which attempts to accurately reflect the entire New York bond market, includes a 35% allocation to New York City. From a diversification standpoint, this level is higher than we consider to be prudent and therefore not a desirable guide for our investment decisions. The Lehman Brothers 1-16 Year Municipal Bond Index retains the general quality and maturity profile we seek while having much better diversification of risk. It is a good overall reflection of today's municipal market. We feel that the interests of our shareholders will be better served by the improved risk profile of this benchmark.

THE JPM PIERPONT NEW YORK TOTAL RETURN BOND FUND OUTPERFORMED THE LIPPER NEW YORK INTERMEDIATE MUNICIPAL DEBT FUND AVERAGE BY 15 BASIS POINTS OVER THE PAST YEAR. IN YOUR OPINION, WHAT FACTORS CONTRIBUTED TO THIS OUTPERFORMANCE?

EA: As noted earlier, the Fund benefited from the improvement in the credit quality of New York State and New York City issuers. Anticipating this improvement, we invested accordingly -- with up to 30% in BBB-rated securities -- and the decision paid off. The Portfolio also benefited from our trading of the yield curve. We are pleased that the Fund has returned 4.19% over the previous year which on a tax-equivalent basis* translates into a very attractive 6.94%.


*ASSUMES A 39.6% MARGINAL TAX RATE.

--------------------------------------------------------------------------------

WHAT IS YOUR OUTLOOK FOR THE MUNICIPAL BOND MARKET, AND THE NEW YORK MARKET IN PARTICULAR, OVER THE COMING MONTHS?

EA: We expect that the municipal market will benefit from any corrections in the stock market, to the extent that retail investors would reduce stock holdings and move money into the safer haven of municipals. In the New York market, we do not expect any significant changes. Budget negotiations occur in June, and may produce some market volatility, but we expect it will be short-lived, if it occurs at all.

HOW DO YOU EXPECT TO POSITION THE PORTFOLIO GOING FORWARD?

EA: We expect continued supply in the New York market. A transitional finance authority is being established to finance needed infrastructure improvements in New York City schools. This development, along with continued financing at the State level, will provide on-going investment opportunities in the New York market. We expect to maintain our current level of holdings in BBB-rated credits, and we will remain alert to fresh opportunities as new supply is introduced. As always, we will consider the tax gain/loss implications and do all investment trading on a tax aware basis.

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

GLOSSARY OF TERMS

BASIS POINT: A measure used in quoting bond yields. One basis point equals 0.01% of yield. For example if a bond's yield changed from 10.25% to 11.00%, it would have moved 75 basis points.

CREDIT RATING: The rating assigned to a bond by independent rating agencies such as Standard & Poor's or Moody's. In evaluating creditworthiness, these agencies assess the issuer's present financial condition and future ability and willingness to make principal and interest payments when due.

DURATION: Duration is used as a measure of the relative sensitivity of the price of the security to a change in interest rates. The longer the duration the more sensitive the bond is to interest rate moves. For example, a bond with a 5-year duration will experience an approximate 5% increase in price if interest rates drop 100 basis points (1%) while a bond with a 10-year duration would see its price rise by approximately 10%.

MATURITY: The date on which the life of a financial instrument ends through cash or physical settlement, or expiration with no value, or the date a security comes due and fully payable. Average maturity refers to the average time to maturity of the entire portfolio.

YIELD CURVE: A graph showing the term structure of interest rates at a point in time, ranging from the shortest to the longest available. The resulting curve shows if short-term interest rates are higher or lower than long-term rates.

YIELD SPREAD: The difference in yield between different types of securities. For example, if a Treasury bond is yielding 6.5% and a municipal is yielding 5.5%, the spread is 1% or 100 basis points.

--------------------------------------------------------------------------------

FUND FACTS

INVESTMENT OBJECTIVE
The JPM Pierpont New York Total Return Bond Fund seeks to provide a high after-tax total return for New York residents consistent with moderate risk of capital. It is designed for investors subject to federal and New York State income taxes who seek a high after-tax total return and who are willing to receive some taxable income and capital gains to achieve that return.

--------------------------------------------------------------------------------
COMMENCEMENT OF OPERATIONS
4/11/94

--------------------------------------------------------------------------------
NET ASSETS AS OF 3/31/97
$56,197,920

--------------------------------------------------------------------------------
DIVIDEND PAYABLE DATES
MONTHLY

--------------------------------------------------------------------------------
CAPITAL GAIN PAYABLE DATES (IF APPLICABLE)
12/19/97


EXPENSE RATIO
The Fund's current annual expense ratio of 0.75% covers shareholders' expenses for custody, tax reporting, investment advisory and shareholder services, after reimbursement. The Fund is no-load and does not charge any sales, redemption, or exchange fees. There are no additional charges for buying, selling, or safekeeping Fund shares, or for wiring redemption proceeds from the Fund.

FUND HIGHLIGHTS
ALL DATA AS OF MARCH 31, 1997

SECTOR ALLOCATION
(PERCENTAGE OF TOTAL INVESTMENTS)

[CHART]

Revenue bonds 70.4%
General obligations 26.7%
Special obligations 1.6%
Private placements 1.3%

30-DAY SEC YIELD
4.33%


DURATION
6.16 years


QUALITY PROFILE
AAA-A        73%
Other        27%

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

--------------------------------------------------------------------------------
SPECIAL FUND-BASED SERVICES


PIERPONT ASSET ALLOCATION SERVICE (PAAS)
For many investors, a diversified portfolio -- including short-term instruments, bonds, and stocks -- can offer an excellent opportunity to achieve one's investment objectives. PAAS provides investors with a comprehensive management program for their portfolios. Through this service, investors can:

* Create and maintain an asset allocation that is specifically targeted at meeting their most critical investment objectives;

* Make ongoing tactical adjustments in the actual asset mix of their portfolios to capitalize on shifting market trends;

* Make investments through The JPM Pierpont Funds, a family of diversified mutual funds.

PAAS is available to clients who invest a minimum of $500,000 in The JPM Pierpont Funds.

IRA MANAGEMENT SERVICE
As one of the few remaining investments that can help your assets grow tax-deferred until retirement, the IRA enables more of your dollars to work for you longer. Morgan offers an IRA Rollover plan that helps you to build well-balanced long-term investment portfolios, diversified across a wide array of mutual funds. From money markets to emerging markets, The JPM Pierpont Funds provide an excellent way to help you accumulate long-term wealth for retirement.

KEOGH
A Keogh provides another excellent vehicle to help individuals who are self-employed or are employees of unincorporated businesses toaccumulate retirement savings. A Keogh is a tax-deferred pension plan that can allow you to contribute the lesser of $30,000 or 25% of your annual earned gross compensation. The JPM Pierpont Funds can help you build a compre-hensive investment program designed to maxi-mize the retirement dollars in your Keogh account.

--------------------------------------------------------------------------------

FUNDS DISTRIBUTOR, INC. IS THE DISTRIBUTOR OF THE JPM PIERPONT NEW YORK TOTAL RETURN BOND FUND (THE "FUND").

MORGAN GUARANTY TRUST COMPANY OF NEW YORK ("MORGAN")SERVES AS PORTFOLIO INVESTMENT ADVISOR AND MAKES THE FUND AVAILABLE SOLELY IN ITS CAPACITY AS SHAREHOLDER SERVICING AGENT FOR CUSTOMERS. INVESTMENTS IN THE FUND ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, MORGAN OR ANY OTHER BANK. SHARES OF THE FUND ARE NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER GOVERNMENTAL AGENCY. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT IN THE FUND CAN FLUCTUATE, SO AN INVESTOR'S SHARES WHEN REDEEMED MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

The performance data quoted herein represent past performance. Please remember that past performance is not a guarantee of future performance. Fund returns are net of fees, assume the reinvestment of Fund distributions, and reflect the reimbursement of Fund expenses. Had expenses not been subsidized, returns would have been lower. The Fund invests all of its investable assets in The New York Total Return Bond Portfolio, a separately registered investment company which is not available to the public but only to other collective investment vehicles such as the Fund.

MORE COMPLETE INFORMATION ABOUT THE FUND, INCLUDING MANAGEMENT FEES AND OTHER EXPENSES, IS PROVIDED IN THE PROSPECTUS, WHICH SHOULD BE READ CAREFULLY BEFORE INVESTING. YOU MAY OBTAIN ADDITIONAL COPIES OF THE PROSPECTUS BY CALLING J.P. MORGAN FUNDS SERVICES AT (800) 521-5411.

--------------------------------------------------------------------------------

THE JPM PIERPONT NEW YORK TOTAL RETURN BOND FUND
STATEMENT OF ASSETS AND LIABILITIES
MARCH 31, 1997
--------------------------------------------------------------------------------

ASSETS
Investment in The New York Total Return Bond
  Portfolio ("Portfolio"), at value                $56,813,300
Receivable for Expense Reimbursements                    7,832
Deferred Organization Expenses                           5,510
Prepaid Trustees' Fees                                      46
Prepaid Expenses and Other Assets                          159
                                                   -----------
    Total Assets                                    56,826,847
                                                   -----------

LIABILITIES
Payable for Shares of Beneficial Interest
  Redeemed                                             517,184
Dividends Payable to Shareholders                       74,692
Shareholder Servicing Fee Payable                       10,147
Administrative Services Fee Payable                      1,592
Administration Fee Payable                                 317
Fund Services Fee Payable                                  144
Accrued Expenses                                        24,851
                                                   -----------
    Total Liabilities                                  628,927
                                                   -----------
NET ASSETS
Applicable to 5,464,584 Shares of Beneficial
  Interest Outstanding
  (par value $0.001, unlimited shares authorized)  $56,197,920
                                                   -----------
                                                   -----------
Net Asset Value, Offering and Redemption Price
  Per Share                                             $10.28
                                                         -----
                                                         -----

ANALYSIS OF NET ASSETS
Paid-in Capital                                    $55,133,586
Undistributed Net Investment Income                     21,047
Net Unrealized Appreciation of Investment            1,043,287
                                                   -----------
    Net Assets                                     $56,197,920
                                                   -----------
                                                   -----------

The Accompanying Notes are an Integral Part of the Financial Statements.

THE JPM PIERPONT NEW YORK TOTAL RETURN BOND FUND
STATEMENT OF OPERATIONS
FOR THE FISCAL YEAR ENDED MARCH 31, 1997
--------------------------------------------------------------------------------

INVESTMENT INCOME ALLOCATED FROM PORTFOLIO
Allocated Interest Income                                     $2,875,429
Allocated Portfolio Expenses                                    (239,324)
                                                              ----------
    Net Investment Income Allocated from
      Portfolio                                                2,636,105

FUND EXPENSES
Shareholder Servicing Fee                          $110,663
Printing Expenses                                    29,297
Transfer Agent Fees                                  21,684
Administrative Services Fee                          16,259
Professional Fees                                    14,204
Registration Fees                                     4,335
Administration Fee                                    3,586
Amortization of Organization Expenses                 2,743
Fund Services Fee                                     2,391
Trustees' Fees and Expenses                             997
Miscellaneous                                         2,458
                                                   --------
    Total Fund Expenses                             208,617
Less: Reimbursement of Expenses                     (32,956)
                                                   --------

NET FUND EXPENSES                                                175,661
                                                              ----------
NET INVESTMENT INCOME                                          2,460,444

NET REALIZED GAIN ON INVESTMENT ALLOCATED FROM
  PORTFOLIO                                                       45,929

NET CHANGE IN UNREALIZED DEPRECIATION OF
  INVESTMENT ALLOCATED FROM PORTFOLIO                           (177,841)
                                                              ----------

NET INCREASE IN NET ASSETS RESULTING FROM
  OPERATIONS                                                  $2,328,532
                                                              ----------
                                                              ----------

The Accompanying Notes are an Integral Part of the Financial Statements.

THE JPM PIERPONT NEW YORK TOTAL RETURN BOND FUND
STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                   FOR THE FISCAL   FOR THE FISCAL
                                                     YEAR ENDED       YEAR ENDED
                                                   MARCH 31, 1997   MARCH 31, 1996
                                                   --------------   --------------

INCREASE IN NET ASSETS

FROM OPERATIONS
Net Investment Income                              $   2,460,444    $   1,984,004
Net Realized Gain on Investment Allocated from
  Portfolio                                               45,929          333,789
Net Change in Unrealized Appreciation
  (Depreciation) of Investment Allocated from
  Portfolio                                             (177,841)         619,489
                                                   --------------   --------------
    Net Increase in Net Assets Resulting from
      Operations                                       2,328,532        2,937,282
                                                   --------------   --------------

DISTRIBUTIONS TO SHAREHOLDERS FROM
Net Investment Income                                 (2,460,444)      (1,984,004)
Net Realized Gain                                       (140,067)        (114,843)
                                                   --------------   --------------
    Total Distributions to Shareholders               (2,600,511)      (2,098,847)
                                                   --------------   --------------

TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST
Proceeds from Shares of Beneficial Interest Sold      20,653,912       16,534,615
Reinvestment of Dividends and Distributions            1,809,010        1,722,692
Cost of Shares of Beneficial Interest Redeemed       (16,515,929)      (6,709,962)
                                                   --------------   --------------
    Net Increase from Transactions in Shares of
      Beneficial Interest                              5,946,993       11,547,345
                                                   --------------   --------------
    Total Increase in Net Assets                       5,675,014       12,385,780

NET ASSETS
Beginning of Fiscal Year                              50,522,906       38,137,126
                                                   --------------   --------------
End of Fiscal Year (including undistributed net
  investment income of $21,047 and $0,
  respectively)                                    $  56,197,920    $  50,522,906
                                                   --------------   --------------
                                                   --------------   --------------

The Accompanying Notes are an Integral Part of the Financial Statements.

THE JPM PIERPONT NEW YORK TOTAL RETURN BOND FUND
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
Selected data for a share outstanding throughout each period are as follows:

                                                    FOR THE FISCAL      FOR THE PERIOD
                                                   YEAR ENDED MARCH     APRIL 11, 1994
                                                          31,          (COMMENCEMENT OF
                                                   -----------------    OPERATIONS) TO
                                                    1997      1996      MARCH 31, 1995
                                                   -------   -------   ----------------
NET ASSET VALUE, BEGINNING OF PERIOD               $ 10.34   $ 10.11   $         10.00
                                                   -------   -------   ----------------

INCOME FROM INVESTMENT OPERATIONS
Net Investment Income                                 0.46      0.46              0.40
Net Realized and Unrealized Gain (Loss) on
  Investment                                         (0.03)     0.26              0.11
                                                   -------   -------   ----------------
Total from Investment Operations                      0.43      0.72              0.51
                                                   -------   -------   ----------------

LESS DISTRIBUTIONS TO SHAREHOLDERS FROM
Net Investment Income                                (0.46)    (0.46)            (0.40)
Net Realized Gain                                    (0.03)    (0.03)               --
                                                   -------   -------   ----------------
Total Distributions to Shareholders                  (0.49)    (0.49)            (0.40)
                                                   -------   -------   ----------------

NET ASSET VALUE, END OF PERIOD                     $ 10.28   $ 10.34   $         10.11
                                                   -------   -------   ----------------
                                                   -------   -------   ----------------
Total Return                                          4.19%     7.16%             5.26%(a)
                                                   -------   -------   ----------------
                                                   -------   -------   ----------------

RATIOS AND SUPPLEMENTAL DATA
Net Assets, End of Period (in thousands)           $56,198   $50,523   $        38,137
Ratios to Average Net Assets
  Expenses                                            0.75%     0.75%             0.75%(b)
  Net Investment Income                               4.44%     4.43%             4.31%(b)
  Decrease Reflected in Expense Ratio due to
    Expense Reimbursement                             0.06%     0.04%             0.22%(b)

------------------------
(a) Not annualized.

(b) Annualized.

The Accompanying Notes are an Integral Part of the Financial Statements.

THE JPM PIERPONT NEW YORK TOTAL RETURN BOND FUND
NOTES TO FINANCIAL STATEMENTS
MARCH 31, 1997
--------------------------------------------------------------------------------

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

The JPM Pierpont New York Total Return Bond Fund (the "Fund") is a separate series of The JPM Pierpont Funds, a Massachusetts business trust (the "Trust"). The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund commenced operations on April 11, 1994. Prior to October 10, 1996, the Trust's and the Fund's names were The Pierpont Funds and The Pierpont New York Total Return Bond Fund, respectively.

The Fund invests all of its investable assets in The New York Total Return Bond Portfolio (the "Portfolio"), a non-diversified open-end management investment company having the same investment objective as the Fund. The value of such investment included in the Statement of Assets and Liabilities reflects the Fund's proportionate interest in the net assets of the Portfolio (38% at March 31, 1997). The performance of the Fund is directly affected by the performance of the Portfolio. The financial statements of the Portfolio, including the Schedule of Investments, are included elsewhere in this report and should be read in conjunction with the Fund's financial statements.

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual amounts could differ from those estimates. The following is a summary of the significant accounting policies of the Fund:

    a)Valuation of securities by the Portfolio is discussed in Note 1 of the Portfolio's Notes to Financial Statements which are included elsewhere in this report.

    b)The Fund records its share of net investment income, realized and unrealized gain and loss and adjusts its investment in the Portfolio each day. All the net investment income and realized and unrealized gain and loss of the Portfolio is allocated pro rata among the Fund and other investors in the Portfolio at the time of such determination.

    c)Substantially all the Fund's net investment income is declared as dividends daily and paid monthly. Distributions to shareholders of net realized capital gains, if any, are declared and paid annually.

    d)The Fund incurred organization expenses in the amount of $13,301. These costs were deferred and are being amortized on a straight-line basis over a five-year period from the commencement of operations.

    e)The Fund is treated as a separate entity for federal income tax purposes. The Fund intends to comply with the provisions of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to distribute all of its income, including net realized capital gains, if any, within the prescribed time periods. Accordingly, no provision for federal income or excise tax is necessary.

    f)Expenses incurred by the Trust with respect to any two or more funds in the Trust are allocated in proportion to the net assets of each fund in the Trust, except where allocations of direct expenses to each fund can otherwise be made fairly. Expenses directly attributable to a fund are charged to that fund.

THE JPM PIERPONT NEW YORK TOTAL RETURN BOND FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
MARCH 31, 1997
--------------------------------------------------------------------------------

    g)The Fund accounts for and reports distributions to shareholders in accordance with "Statement of Position 93-2: Determination, Disclosure, and Financial Statement Presentation of Income, Capital Gain, and Return of Capital Distributions by Investment Companies." The effect of applying this statement was to increase Undistributed Net Investment Income by $21,047, decrease Accumulated Net Realized Gain on Investment by $21,711 and increase Paid-in Capital by $664. The adjustments are primarily attributable to tax treatment of partnership allocations of capital gains and losses. Net investment income, net realized gains and net assets were not affected by this change.

2. TRANSACTIONS WITH AFFILIATES

    a)The Trust had retained Signature Broker-Dealer Services, Inc. ("Signature") to serve as administrator and distributor. Under an Administration Agreement, Signature provided administrative services necessary for the operations of the Fund, furnished office space and facilities required for conducting the business of the Fund and paid the compensation of the Trust's officers affiliated with Signature. The agreement provided for a fee to be paid to Signature equal to the Fund's proportionate share of a complex-wide charge based on the following annual schedule: 0.03% on the first $7 billion of the aggregate average daily net assets of the Portfolio and the other portfolios (the "Master Portfolios") in which series of the Trust, The JPM Institutional Funds or The JPM Advisor Funds invest and 0.01% on the aggregate average daily net assets of the Master Portfolios in excess of $7 billion. The portion of this charge paid by the Fund was determined by the proportionate share its net assets bore to the total net assets of the Trust, The JPM Institutional Funds, The JPM Advisor Funds and the Master Portfolios. For the period from April 1, 1996 through July 31, 1996, Signature's fee for these services amounted to $2,246. The Administration Agreement with Signature was terminated July 31, 1996.

      Effective August 1, 1996, certain administrative functions formerly provided by Signature are provided by Funds Distributor, Inc. ("FDI"), a registered broker-dealer, and by Morgan Guaranty Trust Company of New York ("Morgan"). FDI also serves as the Fund's distributor. Under a Co-Administration Agreement between FDI and the Trust on behalf of the Fund, the Fund has agreed to pay FDI fees equal to its allocable share of an annual complex-wide charge of $425,000 plus FDI's out-of-pocket expenses. The amount allocable to the Fund is based on the ratio of the Fund's net assets to the aggregate net assets of the Trust, The JPM Institutional Funds, The JPM Advisor Funds, the Master Portfolios, JPM Series Trust and JPM Series Trust II. For the period from August 1, 1996 through March 31, 1997, the fee for these services amounted to $1,340.

      On November 15, 1996, The JPM Advisor Funds terminated operations and were liquidated. Subsequent to that date, the net assets of The JPM Advisor Funds were no longer included in the calculation of the allocation of FDI's fees.

    b)The Trust, on behalf of the Fund, has an Administrative Services Agreement (the "Services Agreement") with Morgan under which Morgan is responsible for certain aspects of the administration and operation of the Fund. Under the Services Agreement, the Fund has agreed to pay Morgan a fee equal to its proportionate share of an annual complex-wide charge. Until July 31, 1996, this charge was calculated daily based on the aggregate net assets of the Master Portfolios in accordance with the following annual schedule:
      0.06% on the first $7 billion of the Master Portfolios' aggregate average daily

THE JPM PIERPONT NEW YORK TOTAL RETURN BOND FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
MARCH 31, 1997
--------------------------------------------------------------------------------
      net assets and 0.03% of the Master Portfolios' aggregate average daily net assets in excess of $7 billion. The portion of this charge paid by the Fund was determined by the proportionate share that its net assets bore to the net assets of the Trust, the Master Portfolios and other investors in the Master Portfolios for which Morgan provided similar services. For the period from April 1, 1996 through July 31, 1996, the fee for these services amounted to $4,296.

      Effective August 1, 1996, the Services Agreement was amended such that the annual complex-wide charge is calculated daily based on the aggregate net assets of the Master Portfolios and JPM Series Trust in accordance with the following annual schedule: 0.09% on the first $7 billion of their aggregate average daily net assets and 0.04% of their aggregate average daily net assets in excess of $7 billion, less the complex-wide fees payable to FDI. The portion of this charge paid by the Fund is determined by the proportionate share that its net assets bear to the net assets of the Trust, The JPM Institutional Funds, the Master Portfolios, other investors in the Master Portfolios for which Morgan provides similar services, and JPM Series Trust. For the period from August 1, 1996 through March 31, 1997, the fee for these services amounted to $11,963.

      In addition, Morgan has agreed to reimburse the Fund to the extent necessary to maintain the total operating expenses of the Fund, including the expenses allocated to the Fund from the Portfolio, at no more than 0.75% of the average daily net assets of the Fund through July 31, 1997. For the fiscal year ended March 31, 1997, Morgan has agreed to reimburse the Fund $32,956 under this agreement.

    c)The Trust, on behalf of the Fund, has a Shareholder Servicing Agreement with Morgan. The agreement provides for the Fund to pay Morgan a fee for these services which is computed daily and paid monthly at an annual rate of 0.20% of the average daily net assets of the Fund. For the fiscal year ended March 31, 1997, the fee for these services amounted to $110,663.

      Morgan, Charles Schwab & Co. ("Schwab") and the Trust are parties to separate services and operating agreements (the "Schwab Agreements") whereby Schwab makes Fund shares available to customers of investment advisors and other financial intermediaries who are Schwab's clients. The Fund is not responsible for payments to Schwab under the Schwab Agreements; however, in the event the Services Agreement with Schwab is terminated for reasons other than a breach by Schwab and the relationship between the Trust and Morgan is terminated, the Fund would be responsible for the ongoing payments to Schwab with respect to pre-termination shares.

    d)The Trust, on behalf of the Fund, has a Fund Services Agreement with Pierpont Group, Inc. ("Group") to assist the Trustees in exercising their overall supervisory responsibilities for the Trust's affairs. The Trustees of the Trust represent all the existing shareholders of Group. The Fund's allocated portion of Group's costs in performing its services amounted to $2,391 for the fiscal year ended March 31, 1997.

    e)An aggregate annual fee of $65,000 is paid to each Trustee for serving as a Trustee of the Trust, The JPM Institutional Funds, the Master Portfolios and JPM Series Trust. The Trustees' Fees and Expenses shown in the financial statements represent the Fund's allocated portion of the total fees and expenses. The Trust's Chairman and Chief Executive Officer also serves as Chairman of Group and received

THE JPM PIERPONT NEW YORK TOTAL RETURN BOND FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
MARCH 31, 1997
--------------------------------------------------------------------------------
      compensation and employee benefits from Group in his role as Group's Chairman. The allocated portion of such compensation and benefits included in the Fund Services Fee shown in the financial statements was $300.

3. TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST

The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest of one or more series. Transactions in shares of beneficial interest of the Fund were as follows:

                                                   FOR THE FISCAL   FOR THE FISCAL
                                                     YEAR ENDED       YEAR ENDED
                                                   MARCH 31, 1997   MARCH 31, 1996
                                                   --------------   --------------
Shares of beneficial interest sold...............      1,992,628        1,595,286
Reinvestment of dividends and distributions......        174,680          165,754
Shares of beneficial interest redeemed...........     (1,590,722)        (645,002)
                                                   --------------   --------------
Net Increase.....................................        576,586        1,116,038
                                                   --------------   --------------
                                                   --------------   --------------

REPORT OF INDEPENDENT ACCOUNTANTS

To the Trustees and Shareholders of
The JPM Pierpont New York Total Return Bond Fund

In our opinion, the accompanying statement of assets and liabilities and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of The JPM Pierpont New York Total Return Bond Fund (the "Fund") at March 31, 1997, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and financial highlights for each of the two years in the period then ended and for the period April 11, 1994 (commencement of operations) to March 31, 1995, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for the opinion expressed above.

PRICE WATERHOUSE LLP
New York, New York
May 14, 1997

The New York Total Return Bond Portfolio
Annual Report March 31, 1997
(The following pages should be read in conjunction with The JPM Pierpont New York Total Return Bond Fund
Annual Financial Statements)

THE NEW YORK TOTAL RETURN BOND PORTFOLIO
SCHEDULE OF INVESTMENTS
MARCH 31, 1997
--------------------------------------------------------------------------------

  PRINCIPAL                                                              MOODY'S
    AMOUNT                                                  SECURITY       S&P          MATURITY
(IN THOUSANDS)              SECURITY DESCRIPTION              TYPE     (UNAUDITED)        DATE        RATE         VALUE
--------------    ----------------------------------------  --------   ------------   ------------   -------   -------------
LONG-TERM INVESTMENTS (104.8%)
ALASKA (1.1%)
$       2,000     North Slope Borough, Zero Coupon,              GO      Aaa/AAA         06/30/01      0.000%  $   1,628,080
                    (Capital Appreciation, Series A), MBIA
                    Insured...............................
                                                                                                               -------------

ARIZONA (1.8%)
        1,015     Tucson, Street & Highway User Revenue,         RB      Aaa/AAA         07/01/11      7.500       1,212,489
                    (Senior Lien, Series 1994-B), MBIA
                    Insured...............................
        1,250     Tucson, Street & Highway User Revenue,         RB      Aaa/AAA         07/01/12      7.500       1,491,262
                    (Senior Lien, Series 1994-B), MBIA
                    Insured...............................
                                                                                                               -------------
                                                                                                                   2,703,751
                      TOTAL ARIZONA.......................
                                                                                                               -------------

CALIFORNIA (0.7%)
        1,000     Kaweah Delta Hospital District, Tulare         PP       NR/NR          06/01/97(a)   5.250       1,002,920
                    County, (Series F, due 06/01/14)......
                                                                                                               -------------

GEORGIA (0.5%)
          750     Georgia Municipal Electric                     RB        A/A           01/01/12      6.500         805,342
                    Authority,(Refunding, Series A).......
                                                                                                               -------------

ILLINOIS (1.8%)
        2,500     Illinois, Sales Tax Revenue, (Refunding,       RB      Aa3/AAA         06/15/12      6.000       2,616,900
                    Series Q).............................
                                                                                                               -------------

MASSACHUSETTS (0.8%)
        1,000     Massachusetts Bay Transportation               RB       A1/A+          03/01/08      7.000       1,146,650
                    Authority, (General Transportation
                    System, Refunding, Series A)..........
                                                                                                               -------------

NEVADA (0.9%)
        2,450     Clark County School District, Zero             GO      Aaa/AAA         03/01/09      0.000       1,264,200
                    Coupon, (Refunding, Series B), FGIC
                    Insured...............................
                                                                                                               -------------

The Accompanying Notes are an Integral Part of the Financial Statements.

THE NEW YORK TOTAL RETURN BOND PORTFOLIO
SCHEDULE OF INVESTMENTS (CONTINUED)
MARCH 31, 1997
--------------------------------------------------------------------------------

  PRINCIPAL                                                              MOODY'S
    AMOUNT                                                  SECURITY       S&P          MATURITY
(IN THOUSANDS)              SECURITY DESCRIPTION              TYPE     (UNAUDITED)        DATE        RATE         VALUE
--------------    ----------------------------------------  --------   ------------   ------------   -------   -------------
NEW JERSEY (1.4%)
$       2,000     New Jersey Turnpike Authority, (Series         RB     Baa1/BBB+        01/01/98      5.200%  $   2,018,160
                    A)....................................
                                                                                                               -------------

NEW YORK (84.8%)
        2,030     Albany County Airport Authority, Airport       RB      Aaa/AAA         12/15/07      5.500       2,044,514
                    Revenue, FSA Insured..................
        2,250     Grand Central District Management              SO      Aaa/AAA         01/01/02(a)   6.500       2,452,477
                    Association Inc., (Business
                    Improvement District, Prerefunded, due
                    01/01/22).............................
          555     Islip, (Prerefunded, due 06/01/01), MBIA       GO      Aaa/AAA         06/01/98(a)   7.300         586,840
                    Insured...............................
        5,500     Metropolitan Transportation Authority,         RB      Aaa/AAA         04/01/11      6.250       5,915,855
                    (Dedicated Tax Fund, Series A), MBIA
                    Insured...............................
        1,370     Metropolitan Transportation Authority,         RB      Baa1/BBB        07/01/02      6.625       1,454,995
                    (Service Contract, Commuter
                    Facilities, Refunding, Series N)......
        1,500     Metropolitan Transportation Authority,         RB      Baa1/BBB        07/01/08      5.750       1,494,930
                    (Service Contract, Commuter
                    Facilities, Refunding, Series O)......
        1,500     Metropolitan Transportation Authority,         RB      Aaa/AAA         07/01/07      6.300       1,621,005
                    (Transportation Facilities, Refunding,
                    Series K), MBIA Insured...............
        1,075     Monroe County, (Public Improvement,            GO      Aaa/AAA         06/01/08      5.875       1,131,695
                    Partially Prerefunded, Partially
                    Escrowed to Maturity), AMBAC
                    Insured...............................
           55     Monroe County, (Public Improvement,            GO      Aaa/AAA         06/01/08      5.875          58,230
                    Prerefunded, Escrowed to Maturity),
                    AMBAC Insured.........................
        2,000     Municipal Assistance Corp. for the City        RB       Aa2/AA         07/01/99      7.000       2,107,860
                    of New York,
                    (Series 68)...........................

The Accompanying Notes are an Integral Part of the Financial Statements.

THE NEW YORK TOTAL RETURN BOND PORTFOLIO
SCHEDULE OF INVESTMENTS (CONTINUED)
MARCH 31, 1997
--------------------------------------------------------------------------------

  PRINCIPAL                                                              MOODY'S
    AMOUNT                                                  SECURITY       S&P          MATURITY
(IN THOUSANDS)              SECURITY DESCRIPTION              TYPE     (UNAUDITED)        DATE        RATE         VALUE
--------------    ----------------------------------------  --------   ------------   ------------   -------   -------------
NEW YORK (CONTINUED)
$       2,000     Municipal Assistance Corp. for the City        RB      Aaa/AAA         07/01/00      6.000%  $   2,083,160
                    of New York,
                    (Series D), AMBAC Insured.............
        1,460     New York City Industrial Development           RB      Baa3/NR         08/01/05      6.000       1,494,427
                    Agency, Civil Facilities Revenue,
                    (YMCA Greater New York Project).......
        1,000     New York City Industrial Development           RB      Baa3/NR         08/01/06      6.000       1,019,220
                    Agency, Civil Facilities Revenue,
                    (YMCA Greater New York Project).......
        1,475     New York City Municipal Water Finance          RB       NR/AAA         06/15/99(a)   7.375       1,589,799
                    Authority, (Water and Sewer Systems,
                    Prerefunded, Series A, due
                    06/15/09).............................
        1,900     New York City, (Prerefunded, Series D,         GO      Aaa/BBB+        02/01/02(a)   7.500       2,144,948
                    due 02/01/19).........................
        1,500     New York City,(Refunding, Escrowed to          GO      Aaa/AAA         08/01/00      7.875       1,651,290
                    Maturity, Series H)...................
        1,750     New York City, (Refunding, Series A)....       GO     Baa1/BBB+        08/01/02      5.750       1,783,582
        1,250     New York City, (Refunding, Series A)....       GO     Baa1/BBB+        08/01/04      7.000       1,356,287
        6,000     New York City, (Refunding, Series A, due       GO     Baa1/BBB+        08/01/02(a)   6.250       6,247,140
                    08/01/03).............................
        1,070     New York City, (Refunding, Series C)....       GO     Baa1/BBB+        02/01/04      6.000       1,097,585
        1,500     New York City, (Refunding, Series H)....       GO     Baa1/BBB+        03/15/05      6.500       1,581,735
        1,000     New York State Dormitory Authority,            RB      Baa1/BBB        07/01/03      8.750       1,175,460
                    (City University System, Series D)....
        1,900     New York State Dormitory Authority,            RB      Aaa/AAA         08/15/04      6.000       2,007,445
                    (Mental Health Services Facilities
                    Improvement, Refunding, Series E),
                    AMBAC Insured.........................
        5,650     New York State Dormitory Authority,            RB     Baa1/BBB+        02/15/06      6.000       5,782,097
                    (Mental Health Services Facilities
                    Improvements, Refunding, Series B)....

The Accompanying Notes are an Integral Part of the Financial Statements.

THE NEW YORK TOTAL RETURN BOND PORTFOLIO
SCHEDULE OF INVESTMENTS (CONTINUED)
MARCH 31, 1997
--------------------------------------------------------------------------------

  PRINCIPAL                                                              MOODY'S
    AMOUNT                                                  SECURITY       S&P          MATURITY
(IN THOUSANDS)              SECURITY DESCRIPTION              TYPE     (UNAUDITED)        DATE        RATE         VALUE
--------------    ----------------------------------------  --------   ------------   ------------   -------   -------------
NEW YORK (CONTINUED)
$       1,175     New York State Dormitory Authority,            RB     Baa1/BBB+        02/15/09      6.500%  $   1,258,343
                    (Mental Health Services Facilities
                    Improvements, Series B)...............
        1,750     New York State Dormitory Authority,            RB      Aaa/BBB+        05/15/00(a)   7.250       1,915,830
                    (State University Educational
                    Facilities, Prerefunded, Series B, due
                    05/15/15).............................
        1,500     New York State Dormitory Authority,            RB     Baa1/BBB+        05/15/04      6.500       1,591,830
                    (State University Educational
                    Facilities, Refunding, Series A)......
        1,500     New York State Dormitory Authority,            RB      Aaa/AAA         05/15/07      5.500       1,546,890
                    (State University Educational
                    Facilities, Refunding, Series A),
                    AMBAC Insured.........................
        3,000     New York State Dormitory Authority,            RB      Aaa/AAA         05/15/11      5.875       3,110,760
                    (State University Educational
                    Facilities, Refunding, Series A), FGIC
                    Insured...............................
        1,000     New York State Dormitory Authority,            RB     Baa1/BBB+        05/15/99      6.625       1,037,340
                    (State University Educational
                    Facilities, Series A).................
        1,210     New York State Dormitory Authority,            RB       A1/A+          07/01/06      6.500       1,321,441
                    (University of Rochester, Series A)...
        1,110     New York State Dormitory Authority,            RB      Aaa/AAA         07/01/11      6.000       1,167,587
                    Lease Revenue, (State University
                    Dormitory Facilities, Series A), AMBAC
                    Insured...............................
        1,000     New York State Housing Finance Agency,         RB      Aaa/AAA         03/15/01(a)   7.800       1,125,930
                    (Service Contract Obligation,
                    Prerefunded, Series A, due
                    09/15/20).............................
        1,250     New York State Local Government                RB      Aaa/AAA         04/01/01(a)   7.000       1,377,863
                    Assistance Corp., (Prerefunded, Series
                    A, due 04/01/16)......................

The Accompanying Notes are an Integral Part of the Financial Statements.

THE NEW YORK TOTAL RETURN BOND PORTFOLIO
SCHEDULE OF INVESTMENTS (CONTINUED)
MARCH 31, 1997
--------------------------------------------------------------------------------

  PRINCIPAL                                                              MOODY'S
    AMOUNT                                                  SECURITY       S&P          MATURITY
(IN THOUSANDS)              SECURITY DESCRIPTION              TYPE     (UNAUDITED)        DATE        RATE         VALUE
--------------    ----------------------------------------  --------   ------------   ------------   -------   -------------
NEW YORK (CONTINUED)
$       1,000     New York State Local Government                RB      Aaa/AAA         04/01/02(a)   7.125%  $   1,120,180
                    Assistance Corp., (Prerefunded, Series
                    A, due 04/01/21)......................
        3,350     New York State Local Government                RB        A3/A          04/01/14      6.000       3,473,314
                    Assistance Corp., (Refunding, Series
                    E)....................................
        1,000     New York State Local Government                RB        A3/A          04/01/00      6.200       1,041,800
                    Assistance Corp., (Series A)..........
        1,000     New York State Local Government                RB        A3/A          04/01/12      6.000       1,044,370
                    Assistance Corp., (Series C)..........
        1,500     New York State Medical Care Facilities         RB     Baa1/BBB+        02/15/03      6.000       1,546,950
                    Finance Agency, (Mental Health
                    Services, Refunding, Series F)........
        1,000     New York State Medical Care Facilities         RB      Aaa/AAA         02/15/99(a)   7.800       1,080,580
                    Finance Agency, (Prerefunded, due
                    02/15/19).............................
        1,565     New York State Medical Care Facilities         RB      Aaa/AAA         02/15/00(a)   7.450       1,713,299
                    Finance Agency, (St. Lukes Hospital,
                    Prerefunded, Series B, due 02/15/29),
                    FHA Insured...........................
        2,000     New York State Power Authority, (Revenue       RB       Aa/AA-         01/01/03      6.625       2,166,700
                    & General Purpose, Refunding, Series
                    W)....................................
        2,195     New York State Power Authority, (Revenue       RB       Aa/AA-         01/01/08      6.500       2,412,305
                    & General Purpose, Refunding, Series
                    W)....................................
        3,000     New York State Thruway Authority,              RB      Aaa/AAA         04/01/04      6.250       3,219,210
                    (Highway & Bridge, Series A), MBIA
                    Insured...............................
        1,050     New York State Thruway Authority,              RB      Aaa/AAA         04/01/02      5.375       1,075,148
                    (Highway & Bridge, Series B), FGIC
                    Insured...............................
        2,000     New York State Thruway Authority,              RB      Baa1/BBB        04/01/05      6.000       2,060,120
                    (Service Contract, Local Highway &
                    Bridge)...............................

The Accompanying Notes are an Integral Part of the Financial Statements.

THE NEW YORK TOTAL RETURN BOND PORTFOLIO
SCHEDULE OF INVESTMENTS (CONTINUED)
MARCH 31, 1997
--------------------------------------------------------------------------------

  PRINCIPAL                                                              MOODY'S
    AMOUNT                                                  SECURITY       S&P          MATURITY
(IN THOUSANDS)              SECURITY DESCRIPTION              TYPE     (UNAUDITED)        DATE        RATE         VALUE
--------------    ----------------------------------------  --------   ------------   ------------   -------   -------------
NEW YORK (CONTINUED)
$       2,470     New York State Urban Development Corp.,        RB      Baa1/BBB        01/01/06      6.250%  $   2,576,136
                    (Center for Industrial Innovation,
                    Refunding)............................
        1,155     New York State Urban Development Corp.,        RB      Baa1/BBB        01/01/07      6.250       1,201,893
                    (Center for Industrial Innovation,
                    Refunding)............................
          500     New York State Urban Development Corp.,        RB       Aaa/NR         01/01/00(a)   7.750         550,250
                    (Correctional Capital Facilities,
                    Prerefunded, Series 1, due
                    01/01/14).............................
        3,000     New York State Urban Development Corp.,        RB       Aaa/NR         01/01/01(a)   6.500       3,191,880
                    (Correctional Capital Facilities,
                    Prerefunded, Series 2, due
                    01/01/21).............................
        1,000     New York State Urban Development Corp.,        RB      Baa1/BBB        01/01/99      4.300         994,670
                    (Correctional Capital Facilities,
                    Series 7).............................
        2,635     New York State Urban Development Corp.,        RB        A/A           01/01/06      6.000       2,764,431
                    (Sub-Lien, Refunding).................
        2,715     New York State Urban Development Corp.,        RB        A/A           07/01/06      6.000       2,854,307
                    (Sub-Lien, Refunding).................
        5,250     New York State, (Refunding, Series A)...       GO       A2/A-          07/15/06      6.500       5,731,058
        3,500     New York State, (Refunding, Series C)...       GO       A2/A-          10/01/04      6.000       3,703,210
        2,000     Port Authority of New York & New Jersey,       RB      Aaa/AAA         07/15/06      6.000       2,115,000
                    (Series 108), FGIC Insured............
        1,030     Suffolk County Water Authority, Water          RB      Aaa/AAA         06/01/00(a)   6.600       1,109,588
                    Systems Revenue, (Prerefunded, due
                    06/01/04), AMBAC Insured..............
        1,000     Triborough Bridge & Tunnel Authority,          RB       Aa/A+          01/01/11      6.000       1,050,660
                    (General Purpose, Series A)...........

The Accompanying Notes are an Integral Part of the Financial Statements.

THE NEW YORK TOTAL RETURN BOND PORTFOLIO
SCHEDULE OF INVESTMENTS (CONTINUED)
MARCH 31, 1997
--------------------------------------------------------------------------------

  PRINCIPAL                                                              MOODY'S
    AMOUNT                                                  SECURITY       S&P          MATURITY
(IN THOUSANDS)              SECURITY DESCRIPTION              TYPE     (UNAUDITED)        DATE        RATE         VALUE
--------------    ----------------------------------------  --------   ------------   ------------   -------   -------------
NEW YORK (CONTINUED)
$       1,000     Triborough Bridge & Tunnel Authority,          RB       Aa/A+          01/01/12      6.625%  $   1,114,170
                    (General Purpose, Series X)...........
        1,500     Triborough Bridge & Tunnel Authority,          RB       Aa/A+          01/01/07      5.900       1,577,025
                    (General Purpose, Series Y)...........
        3,000     Triborough Bridge & Tunnel Authority,          RB       Aaa/A+         01/01/01(a)   7.000       3,292,440
                    (Prerefunded, Series T, due
                    01/01/20).............................
        1,000     Trust for Cultural Resources of the City       PP       NR/NR          10/01/01(a)   5.250         995,020
                    of New York, (Series 1997, due
                    01/01/05).............................
        3,230     Yonkers, (Series C), AMBAC Insured......       GO      Aaa/AAA         08/01/04      5.500       3,317,921
                                                                                                               -------------
                                                                                                                 125,430,025
                      TOTAL NEW YORK......................
                                                                                                               -------------

PUERTO RICO (7.7%)
        8,000     Puerto Rico Commonwealth,                      GO       Baa1/A         07/01/99      5.500       8,144,800
                    (Refunding)*..........................
        3,000     University of Puerto Rico, (Refunding,         RB      Aaa/AAA         06/01/05      6.250       3,254,940
                    Series N), MBIA Insured...............
                                                                                                               -------------
                                                                                                                  11,399,740
                      TOTAL PUERTO RICO...................
                                                                                                               -------------

TEXAS (0.1%)
         200      Austin, Water, Sewer & Electric Revenue,       RB        A/NR        11/15/97       13.500         211,684
                    (Escrowed to Maturity, Refunding).....
                                                                                                               -------------

VIRGINIA (1.4%)
       2,000      Virginia State Public Building                 RB       Aa/AA        08/01/03        5.100       2,019,240
                    Authority.............................
                                                                                                               -------------

The Accompanying Notes are an Integral Part of the Financial Statements.

THE NEW YORK TOTAL RETURN BOND PORTFOLIO
SCHEDULE OF INVESTMENTS (CONTINUED)
MARCH 31, 1997
--------------------------------------------------------------------------------

  PRINCIPAL                                                              MOODY'S
    AMOUNT                                                  SECURITY       S&P          MATURITY
(IN THOUSANDS)              SECURITY DESCRIPTION              TYPE     (UNAUDITED)        DATE        RATE         VALUE
--------------    ----------------------------------------  --------   ------------   ------------   -------   -------------
MISCELLANEOUS (1.8%)
$       2,100     Mashantucket Western Pequot Tribe,             RB      Baa/BBB         09/01/01      6.250%  $   2,183,391
                    Special Revenue,
                    (Series A), 144A......................
          500     Mashantucket Western Pequot Tribe,             RB      Baa/BBB         09/01/02      6.250         520,890
                    Special Revenue,
                    (Series A), 144A......................
                                                                                                               -------------
                                                                                                                   2,704,281
                      TOTAL MISCELLANEOUS.................
                                                                                                               -------------
                                                                                                                 154,950,973
                  TOTAL INVESTMENTS (COST $153,452,372) (104.8%)............................................
                                                                                                                  (7,027,989)
                  LIABILITIES IN EXCESS OF OTHER ASSETS (-4.8%).............................................
                                                                                                               -------------
                                                                                                               $ 147,922,984
                  NET ASSETS (100.0%).......................................................................
                                                                                                               -------------
                                                                                                               -------------

------------------------------
Note: Based on the cost of investments of $153,452,372 for federal income tax purposes at March 31, 1997, the aggregate gross unrealized appreciation and depreciation was $2,069,992 and $571,391, respectively, resulting in net unrealized appreciation of investments of $1,498,601.

(a) The date listed under the heading maturity date represents an optional tender date. The actual maturity date is indicated in the security description.

Defintion of terms used:

AMBAC - Ambac Indemnity Corp., FHA - Federal Housing Authority, FGIC - Financial Guaranty Insurance Company, FSA - Financial Security Assurance, GO - General Obligation, MBIA - Municipal Bond Investors Assurance Corp., PP - Private Placement, RB - Revenue Bond, SO - Special Obligation.

Escrowed to Maturity--Bonds for which cash and/or securities have been deposited with a third party to cover the payments of principal and interest at the maturity of the bond.

Prerefunded--Bonds for which the issuer of the bond invests the proceeds from a subsequent bond issuance in treasury securities, whose maturity coincides with the first call date of the first bond.

Refunding--Bonds for which the issuer has issued new bonds and cancelled the old issue.

144A--Securities restricted for resale to Qualified Institutional Buyers.

* When-issued--A conditional transaction in a security authorized for issuance but not yet actually issued.

The Accompanying Notes are an Integral Part of the Financial Statements.

THE NEW YORK TOTAL RETURN BOND PORTFOLIO
STATEMENT OF ASSETS AND LIABILITIES
MARCH 31, 1997
--------------------------------------------------------------------------------

ASSETS
Investments at Value (Cost $153,452,372 )          $154,950,973
Interest Receivable                                   2,370,644
Deferred Organization Expenses                            4,627
Prepaid Trustees' Fees                                      367
Prepaid Expenses and Other Assets                           322
                                                   ------------
    Total Assets                                    157,326,933
                                                   ------------

LIABILITIES
Payable for Investments Purchased                     8,207,431
Payable to Custodian                                  1,113,872
Advisory Fee Payable                                     38,600
Custody Fee Payable                                      11,729
Administrative Services Fee Payable                       7,361
Administration Fee Payable                                  374
Fund Services Fee Payable                                   360
Accrued Expenses                                         24,222
                                                   ------------
    Total Liabilities                                 9,403,949
                                                   ------------
NET ASSETS
Applicable to Investors' Beneficial Interests      $147,922,984
                                                   ------------
                                                   ------------

The Accompanying Notes are an Integral Part of the Financial Statements.

THE NEW YORK TOTAL RETURN BOND PORTFOLIO
STATEMENT OF OPERATIONS
FOR THE FISCAL YEAR ENDED MARCH 31, 1997
--------------------------------------------------------------------------------

INVESTMENT INCOME
Interest Income                                               $6,579,985

EXPENSES
Advisory Fee                                       $380,380
Custodian Fees and Expenses                          61,316
Professional Fees and Expenses                       47,258
Administrative Services Fee                          37,675
Administration Fee                                    6,531
Fund Services Fee                                     5,302
Amortization of Organization Expense                  2,305
Trustees' Fees and Expenses                           2,200
Miscellaneous                                         3,218
                                                   --------
    Total Expenses                                               546,185
                                                              ----------
NET INVESTMENT INCOME                                          6,033,800

NET REALIZED LOSS ON INVESTMENTS                                 (18,872)

NET CHANGE IN UNREALIZED DEPRECIATION OF
  INVESTMENTS                                                   (401,871)
                                                              ----------

NET INCREASE IN NET ASSETS RESULTING FROM
  OPERATIONS                                                  $5,613,057
                                                              ----------
                                                              ----------

The Accompanying Notes are an Integral Part of the Financial Statements.

THE NEW YORK TOTAL RETURN BOND PORTFOLIO
STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                   FOR THE FISCAL   FOR THE FISCAL
                                                     YEAR ENDED       YEAR ENDED
                                                   MARCH 31, 1997   MARCH 31, 1996
                                                   --------------   --------------

INCREASE IN NET ASSETS

FROM OPERATIONS
Net Investment Income                              $    6,033,800   $   3,877,559
Net Realized Gain (Loss) on Investments                   (18,872)        547,038
Net Change in Unrealized Appreciation
  (Depreciation) of Investments                          (401,871)        916,458
                                                   --------------   --------------
    Net Increase in Net Assets Resulting from
      Operations                                        5,613,057       5,341,055
                                                   --------------   --------------

TRANSACTIONS IN INVESTORS' BENEFICIAL INTERESTS
Contributions                                          71,063,672      45,071,889
Withdrawals                                           (27,423,240)    (10,574,756)
                                                   --------------   --------------
    Net Increase from Investors' Transactions          43,640,432      34,497,133
                                                   --------------   --------------
    Total Increase in Net Assets                       49,253,489      39,838,188

NET ASSETS
Beginning of Fiscal Year                               98,669,495      58,831,307
                                                   --------------   --------------
End of Fiscal Year                                 $  147,922,984   $  98,669,495
                                                   --------------   --------------
                                                   --------------   --------------

--------------------------------------------------------------------------------
SUPPLEMENTARY DATA
--------------------------------------------------------------------------------

                                                     FOR THE
                                                   FISCAL YEAR     FOR THE PERIOD
                                                   ENDED MARCH     APRIL 11, 1994
                                                       31,        (COMMENCEMENT OF
                                                   ------------    OPERATIONS) TO
                                                   1997   1996     MARCH 31, 1995
                                                   ----   -----   ----------------

RATIOS TO AVERAGE NET ASSETS
  Expenses                                         0.43%   0.44%             0.48%(a)
  Net Investment Income                            4.75%   4.72%             4.59%(a)
  Decrease Reflected in Expense Ratio due to
    Expense Reimbursement                            --      --              0.03%(a)
  Portfolio Turnover                                 35%     41%               63%

------------------------
(a) Annualized.

The Accompanying Notes are an Integral Part of the Financial Statements.

THE NEW YORK TOTAL RETURN BOND PORTFOLIO
NOTES TO FINANCIAL STATEMENTS
MARCH 31, 1997
--------------------------------------------------------------------------------

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

The New York Total Return Bond Portfolio (the "Portfolio") is registered under the Investment Company Act of 1940, as amended, as a no-load, non-diversified, open-end management investment company which was organized as a trust under the laws of the State of New York. The Portfolio commenced operations on April 11, 1994. The Portfolio's investment objective is to provide a high after-tax total return for New York State residents consistent with moderate risk of capital. The Portfolio invests a significant amount of its assets in debt obligations issued by political subdivisions and authorities in the State of New York. The issuers' ability to meet their obligations may be affected by economic and political developments within the State of New York. The Declaration of Trust permits the Trustees to issue an unlimited number of beneficial interests in the Portfolio.

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual amounts could differ from those estimates. The following is a summary of the significant accounting policies of the Portfolio:

    a)Portfolio securities are valued by an outside independent pricing service approved by the Trustees. The value of each security for which readily available market quotations exist is based on a decision as to the broadest and most representative market for such security. The value of such security will be based either on the last sale price on a national securities exchange, or, in the absence of recorded sales, at the readily available closing bid price on such exchanges, or at the quoted bid price in the over-the-counter market. Because of the large number of municipal bond issues outstanding and the varying maturity dates, coupons and risk factors applicable to each issuer's bonds, no readily available market quotations exist for most municipal securities. Securities or other assets for which market quotations are not readily available are valued in accordance with procedures established by the Portfolio's Trustees. Such procedures include the use of comparable quality, coupon, maturity and type, indications as to values from dealers, and general market conditions. All portfolio securities with a remaining maturity of less than 60 days are valued by the amortized cost method.

    b)The Portfolio incurred organization expenses in the amount of $11,473. These costs were deferred and are being amortized on a straight-line basis over a five-year period from the commencement of operations.

    c)Securities transactions are recorded on a trade date basis. Interest income, which includes the amortization of premiums and discounts, if any, is recorded on an accrual basis. For financial and tax reporting purposes, realized gains and losses are determined on the basis of specific lot identification.

    d)The Portfolio intends to be treated as a partnership for federal income tax purposes. As such, each investor in the Portfolio will be taxed on its share of the Portfolio's ordinary income and capital gains. It is intended that the Portfolio's assets will be managed in such a way that an investor in the Portfolio will be able to satisfy the requirements of Subchapter M of the Internal Revenue Code.

THE NEW YORK TOTAL RETURN BOND PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
MARCH 31, 1997
--------------------------------------------------------------------------------

2. TRANSACTIONS WITH AFFILIATES

    a)The Portfolio has an Investment Advisory Agreement with Morgan Guaranty Trust Company of New York ("Morgan"). Under the terms of the agreement, the Portfolio pays Morgan a fee at an annual rate of 0.30% of the Portfolio's average daily net assets. For the fiscal year ended March 31, 1997, such fees amounted to $380,380.

    b)The Portfolio had retained Signature Broker-Dealer Services, Inc. ("Signature") to serve as administrator and exclusive placement agent. Under an Administration Agreement, Signature provided administrative services necessary for the operations of the Portfolio, furnished office space and facilities required for conducting the business of the Portfolio and paid the compensation of the Portfolio's officers affiliated with Signature. The agreement provided for a fee to be paid to Signature equal to the Portfolio's proportionate share of a complex-wide charge based on the following annual schedule: 0.03% on the first $7 billion of the aggregate average daily net assets of the Portfolio and the other portfolios (the "Master Portfolios") in which The JPM Pierpont Funds, The JPM Institutional Funds or The JPM Advisor Funds invest and 0.01% on the aggregate average daily net assets of the Master Portfolios in excess of $7 billion. The portion of this charge paid by the Portfolio was determined by the proportionate share its net assets bore to the total net assets of The JPM Pierpont Funds, The JPM Institutional Funds, The JPM Advisor Funds and the Master Portfolios. For the period from April 1, 1996 through July 31, 1996, such fees amounted to $4,617. The Administration Agreement with Signature was terminated July 31, 1996.

      Effective August 1, 1996, certain administrative functions formerly provided by Signature are provided by Funds Distributor, Inc. ("FDI"), a registered broker-dealer, and by Morgan. FDI also serves as the Portfolio's exclusive placement agent. Under a Co-Administration Agreement between FDI and the Portfolio, the Portfolio has agreed to pay FDI fees equal to its allocable share of annual complex-wide charge of $425,000 plus FDI's out-of-pocket expenses. The amount allocable to the Portfolio is based on the ratio of the Portfolio's net assets to the aggregate net assets of The JPM Pierpont Funds, The JPM Institutional Funds, The JPM Advisor Funds, the Master Portfolios, JPM SeriesTrust and JPM Series Trust
      II. For the period from August 1, 1996 through March 31, 1997, the fee for these services amounted to $1,914.

      On November 15, 1996, The JPM Advisor Funds terminated operations and were liquidated. Subsequent to that date, the net assets of The JPM Advisor Funds were no longer included in the calculation of the allocation of FDI's fees.

    c)The Portfolio has an Administrative Services Agreement (the "Services Agreement") with Morgan under which Morgan is responsible for overseeing certain aspects of the administration and operation of the Portfolio. Under the Services Agreement, the Portfolio has agreed to pay Morgan a fee equal to its proportionate share of an annual complex-wide charge. Until July 31, 1996, this charge was calculated daily based on the aggregate net assets of the Master Portfolios in accordance with the following annual schedule: 0.06% on the first $7 billion of the Master Portfolios' aggregate average daily net assets and 0.03% of the Master Portfolios' aggregate average daily net assets in excess of $7 billion. The portion of this charge paid by the Portfolio was determined by the proportionate share its net assets bore to the net

THE NEW YORK TOTAL RETURN BOND PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
MARCH 31, 1997
--------------------------------------------------------------------------------
      assets of the Master Portfolios and investors in the Master Portfolios for which Morgan provided similar services. For the period from April 1, 1996 through July 31, 1996, the fee for these services amounted to $8,835.

      Effective August 1, 1996, the Services Agreement was amended such that the annual complex-wide charge is calculated daily based on the aggregate net assets of the Master Portfolios and JPM Series Trust in accordance with the following annual schedule: 0.09% on the first $7 billion of their aggregate average daily net assets and 0.04% of their aggregate average daily net assets in excess of $7 billion, less the complex-wide fees payable to FDI. The portion of this charge paid by the Portfolio is determined by the proportionate share that its net assets bear to the net assets of the Master Portfolios, investors in the Master Portfolios for which Morgan provides similar services, and JPM Series Trust. For the period from August 1, 1996 through March 31, 1997, the fee for these services amounted to $28,840.

    d)The Portfolio has a Fund Services Agreement with Pierpont Group, Inc. ("Group") to assist the Trustees in exercising their overall supervisory responsibilities for the Portfolio's affairs. The Trustees of the Portfolio represent all the existing shareholders of Group. The Portfolio's allocated portion of Group's costs in performing its services amounted to $5,302 for the fiscal year ended March 31, 1997.

    e)An aggregate annual fee of $65,000 is paid to each Trustee for serving as a Trustee of The JPM Pierpont Funds, The JPM Institutional Funds, the Master Portfolios and JPM Series Trust. The Trustees' Fees and Expenses shown in the financial statements represents the Portfolio's allocated portion of the total fees and expenses. The Portfolio's Chairman and Chief Executive Officer also serves as Chairman of Group and received compensation and employee benefits from Group in his role as Group's Chairman. The allocated portion of such compensation and benefits included in the Fund Services Fee shown in the financial statements was $700.

3. INVESTMENT TRANSACTIONS

Investment transactions (excluding short-term investments) for the fiscal year ended March 31, 1997, were as follows:

                                                     COST OF       PROCEEDS
                                                    PURCHASES     FROM SALES
                                                   ------------   -----------
Municipal Obligations............................  $ 99,205,542   $40,973,477
U.S. Government and Agency Obligations...........     2,376,172     2,452,734
                                                   ------------   -----------
                                                   $101,581,714   $43,426,211
                                                   ------------   -----------
                                                   ------------   -----------

REPORT OF INDEPENDENT ACCOUNTANTS

To the Trustees and Investors of
The New York Total Return Bond Portfolio

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the supplementary data present fairly, in all material respects, the financial position of The New York Total Return Bond Portfolio (the "Portfolio") at March 31, 1997, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and supplementary data for each of the two years in the period then ended and for the period April 11, 1994 (commencement of operations) to March 31, 1995 in conformity with generally accepted accounting principles. These financial statements and supplementary data (hereafter referred to as "financial statements") are the responsibility of the Portfolio's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at March 31, 1997 by correspondence with the custodian and brokers, provide a reasonable basis for the opinion expressed above.

PRICE WATERHOUSE LLP
New York, New York
May 14, 1997

--------------------------------------------------------------------------------

JPM PIERPONT PRIME MONEY MARKET FUND

JPM PIERPONT TAX EXEMPT MONEY MARKET FUND

JPM PIERPONT FEDERAL MONEY MARKET FUND

JPM PIERPONT SHORT TERM BOND FUND

JPM PIERPONT BOND FUND

JPM PIERPONT TAX EXEMPT BOND FUND

JPM PIERPONT NEW YORK TOTAL RETURN BOND FUND

JPM PIERPONT SHARES: CALIFORNIA BOND FUND

JPM PIERPONT DIVERSIFIED FUND

JPM PIERPONT U.S. EQUITY FUND

JPM PIERPONT SHARES: TAX AWARE U.S. EQUITY FUND

JPM PIERPONT SHARES: TAX AWARE DISCIPLINED EQUITY FUND

JPM PIERPONT U.S. SMALL COMPANY FUND

JPM PIERPONT INTERNATIONAL EQUITY FUND

JPM PIERPONT INTERNATIONAL OPPORTUNITIES FUND

JPM PIERPONT EMERGING MARKETS EQUITY FUND

JPM PIERPONT EUROPEAN EQUITY FUND

JPM PIERPONT JAPAN EQUITY FUND

JPM PIERPONT ASIA GROWTH FUND

THE
JPM PIERPONT
NEW YORK
TOTAL RETURN
BOND FUND

FOR MORE INFORMATION ON HOW THE JPM PIERPONT FAMILY OF FUNDS CAN HELP YOU PLAN FOR YOUR FUTURE, CALL J.P. MORGAN FUNDS SERVICES AT (800) 521-5411.

ANNUAL REPORT
MARCH 31, 1997

--------------------------------------------------------------------------------